UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Sandler
Title:    Managing Director
Phone:    212-754-8100

Signature, Place and Date of Signing:


 /s/ Andrew Sandler                New York, New York          February 14, 2006
-------------------              ----------------------        -----------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   84

Form 13F Information Table Value Total:   $460,514
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-4508                       Andrew Sandler

                                                     FORM 13F INFORMATION TABLE
                                                     Sandler Capital Management
                                                          December 31, 2005
                                                                 VALUE     SHRS/OR SH/ PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP       x($1000)   PRN AMT PRN CALL   DISCRTN   MNGRS   SOLE    SHARED NONE
--------------                    --------------    -----       --------   ------- --- ----   -------   -----   ----    ------ ----
AMR CORP                         NOTE 4.500% 2/1    001765BB1     1764     1500000 SH           SOLE      0     1500000   0     0
ANADARKO PETE CORP                 COMMON STOCK     032511107      436        4600 SH           SOLE      0        4600   0     0
ARM HLDS PLC                      SPONSORED ADR     042068106     9228     1486000 SH           SOLE      0     1486000   0     0
ATI TECHNOLOGIES INC                   COM          001941103     3356      197500 SH           SOLE      0      197500   0     0
BEA SYS INC                            COM          073325102     5991      637300 SH           SOLE      0      637300   0     0
BHP BILLITON LTD                  SPONSORED ADR     088606108     9217      275800 SH           SOLE      0      275800   0     0
BLACKBOARD INC                         COM          091935502     2867       98940 SH           SOLE      0       98940   0     0
BROADBAND HOLDRS TR               DEPOSITRY RCPT    11130P104     8471      456900 SH           SOLE      0      456900   0     0
BROADCOM CORP                          CL A         111320107     8775      186100 SH           SOLE      0      186100   0     0
CABLEVISION SYS CORP              CL A NY CABLVS    12686C109    42302     1802380 SH           SOLE      0     1802380   0     0
CABLEVISION SYS CORP              CL A NY CABLVS    12686C109     6412      273200 SH  CALL     SOLE      0      273200   0     0
CABLEVISION SYS CORP              CL A NY CABLVS    12686C109     6412      273200 SH  PUT      SOLE      0      273200   0     0
CADIZ INC                            COM NEW        127537207     2248      104574 SH           SOLE      0      104574   0     0
CATERPILLAR INC DEL                    COM          149123101     4206       72800 SH           SOLE      0       72800   0     0
SCHWAB CHARLES CORP NEW                COM          808513105     9056      617300 SH           SOLE      0      617300   0     0
CHARTER COMMUNICATIONS INC D           CL A         16117M107     2881     2361800 SH           SOLE      0     2361800   0     0
CHARTER COMMUNICATIONS INC D     NOTE 5.875% 11/1   16117MAE7     1483     2000000 SH           SOLE      0     2000000   0     0
CLARCOR INC                            COM          179895107     1352       45500 SH           SOLE      0       45500   0     0
COMCAST CORP NEW                       CL A         20030N101     3251      125433 SH           SOLE      0      125433   0     0
COMCAST CORP NEW                     CL A SPL       20030N200     3096      120500 SH           SOLE      0      120500   0     0
COPART INC                             COM          217204106     2834      122900 SH           SOLE      0      122900   0     0
DIGITAS INC                            COM          25388K104     3175      253600 SH           SOLE      0      253600   0     0
DISCOVERY HOLDING CO                   CL A         25468Y107     1494       98596 SH           SOLE      0       98596   0     0
DISCOVERY HOLDING CO                COM SER B       25468Y206     1755      113971 SH           SOLE      0      113971   0     0
EBAY INC                               COM          278642103     3095       71600 SH           SOLE      0       71600   0     0
EMERSON ELEC CO                        COM          291011104     9950      133200 SH           SOLE      0      133200   0     0
EMERSON ELEC CO                        COM          291011104     6970       93300 SH  PUT      SOLE      0       93300   0     0
ENERGY CONVERSION DEVICES IN           COM          292659109     4972      122000 SH           SOLE      0      122000   0     0
ESCHELON TELECOM INC                   COM          296290109      843       60000 SH           SOLE      0       60000   0     0
EXELON CORP                            COM          30161N101     9589      180457 SH           SOLE      0      180457   0     0
GENERAL ELECTRIC CO                    COM          369604103     6358      181400 SH           SOLE      0      181400   0     0
GOOGLE INC                             CL A         38259P508     7758       18700 SH           SOLE      0       18700   0     0
HEWLETT PACKARD CO                     COM          428236103     5193      181400 SH  CALL     SOLE      0      181400   0     0
HONEYWELL INTL INC                     COM          438516106     8813      236600 SH           SOLE      0      236600   0     0
IDENTIX INC                            COM          451906101     2281      455200 SH           SOLE      0      455200   0     0
INGERSOLL-RAND COMPANY LTD             CL A         G4776G101    17654      437300 SH           SOLE      0      437300   0     0
INGERSOLL-RAND COMPANY LTD             CL A         G4776G101     5515      136600 SH  CALL     SOLE      0      136600   0     0
INTERNET CAP GROUP INC               COM NEW        46059C205     2919      355103 SH           SOLE      0      355103   0     0
ISHARES TR                        RUSL 2000 GROW    464287648     4437       63700 SH           SOLE      0       63700   0     0
ISHARES TR RUSSELL 1000 GROWTH    RUSSEL 1000GRW    464287614    20771      407200 SH           SOLE      0      407200   0     0
LANDSTAR SYS INC                       COM          515098101     6461      154800 SH           SOLE      0      154800   0     0
LIBERTY GLOBAL INC                  COM SER C       530555309     1133       53427 SH           SOLE      0       53427   0     0
LIBERTY GLOBAL INC                  COM SER A       530555101      752       33427 SH           SOLE      0       33427   0     0
LIBERTY GLOBAL INC                  COM SER B       530555200      590       25958 SH           SOLE      0       25958   0     0
LIBERTY MEDIA CORP NEW              COM SER B       530718204     9450     1172436 SH           SOLE      0     1172436   0     0
LIBERTY MEDIA CORP NEW              COM SER A       530718105     1574      200000 SH           SOLE      0      200000   0     0
LONE STAR TECHNOLOGIES INC             COM          542312103    10745      208000 SH           SOLE      0      208000   0     0
MAXIM INTEGRATED PRODS INC             COM          57772K101     2638       72800 SH           SOLE      0       72800   0     0
MCDONALDS CORP                         COM          580135101     8383      248600 SH           SOLE      0      248600   0     0
MICROSEMI CORP                         COM          595137100     4332      156600 SH           SOLE      0      156600   0     0
MIDWAY GAMES INC                       COM          598148104     1363       71863 SH           SOLE      0       71863   0     0
MPOWER HOLDING CORP                  COM NEW        62473L309     2727     1975886 SH           SOLE      0     1975886   0     0
NATCO GROUP INC                        CL A         63227W203     1749       85500 SH           SOLE      0       85500   0     0
NDS GROUP PLC                     SPONSORED ADR     628891103     3932       95542 SH           SOLE      0       95542   0     0
NIC INC                                CL B         62914B100     2281      370221 SH           SOLE      0      370221   0     0
NIKE INC                               COM          654106103    19753      227600 SH           SOLE      0      227600   0     0
NUANCE COMMUNICATIONS INC              COM          67020Y100     2779      364200 SH           SOLE      0      364200   0     0
OIL STS INTL INC                       COM          678026105     5094      160800 SH           SOLE      0      160800   0     0
ORACLE CORP                            COM          68389X105     5558      455200 SH           SOLE      0      455200   0     0
PIONEER COS INC                      COM NEW        723643300    13718      457710 SH           SOLE      0      457710   0     0
REALNETWORKS INC                       COM          75605L104     3661      471800 SH           SOLE      0      471800   0     0
SCIENTIFIC ATLANTA INC                 COM          808655104     7727      179400 SH           SOLE      0      179400   0     0
SCRIPPS CO E W CO OHIO                 CL A         811054204     2329       48500 SH           SOLE      0       48500   0     0
SEMICONDUCTOR HLDRS TR               DEP RCT        816636203     3334       91000 SH           SOLE      0       91000   0     0
SIERRA WIRELESS INC                    COM          826516106     1010       91000 SH           SOLE      0       91000   0     0
SILICON MOTION TECHNOLOGY CO      SPONSORED ADR     82706C108     2439      203275 SH           SOLE      0      203275   0     0
SPRINT NEXTEL CORP                   COM FON        852061100     4826      206605 SH           SOLE      0      206605   0     0
SRS LABS INC                           COM          78464M106     5315      807799 SH           SOLE      0      807799   0     0
STARWOOD HOTELS&RESORTS WRLD        PAIRED CTF      85590A203     2625       41100 SH           SOLE      0       41100   0     0
STEINER LEISURE LTD                    ORD          P8744Y102     6179      173776 SH           SOLE      0      173776   0     0
TEMPLE INLAND INC                      COM          879868107     3431       76500 SH           SOLE      0       76500   0     0
TIDEWATER INC                          COM          886423102     2014       45300 SH           SOLE      0       45300   0     0
PRICE T ROWE GROUP INC                 COM          74144T108     3277       45500 SH           SOLE      0       45500   0     0
UNITED PARCEL SERVICE INC              CL B         911312106     2285       30400 SH           SOLE      0       30400   0     0
UNITED TECHNOLOGIES CORP               COM          913017109     5037       90100 SH           SOLE      0       90100   0     0
VODAFONE GROUP PLC NEW            SPONSORED ADR     92857W100     9325      434310 SH           SOLE      0      434310   0     0
VULCAN MATLS CO                        COM          929160109     3103       45800 SH           SOLE      0       45800   0     0
DISNEY WALT CO                      COM DISNEY      254687106     2181       91000 SH           SOLE      0       91000   0     0
DISNEY WALT CO                      COM DISNEY      254687106     8730      364200 SH  CALL     SOLE      0      364200   0     0
WARNER MUSIC GROUP CORP                COM          934550104     3496      181400 SH           SOLE      0      181400   0     0
WASHINGTON GROUP INTL INC            COM NEW        938862208     3687       69600 SH           SOLE      0       69600   0     0
WMS INDS INC                           COM          929297109     1505       60000 SH           SOLE      0       60000   0     0
YAHOO INC                              COM          984332106     4702      120000 SH           SOLE      0      120000   0     0
YELLOW ROADWAY CORP                    COM          985577105     4104       92000 SH           SOLE      0       92000   0     0

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